Summary of Significant Accounting Policies Warranty Reserves (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty Reserves
Balance at beginning of period	$ 704	$ 960	$ 871
Accruals for warranties issued	899	63	109
Payments made	(313)	(319)	(20)
Balance at end of period	$ 1,290	$ 704	$ 960